General accounting principles	9 Months Ended
Sep. 30, 2019
General accounting principles [Abstract]
General accounting principles
Note 2 - General accounting principles

The condensed consolidated interim financial statements do not include all information and disclosure required in the annual financial statements and should be read in conjunction with DHT's audited consolidated financial statements included in its Annual Report on Form 20-F for 2018. The interim results are not necessarily indicative of the results for the entire year or for any future periods.

The interim condensed financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).

The interim condensed financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value. The accounting policies that have been followed in these interim condensed financial statements are the same as presented in the 2018 audited consolidated financial statements.

These interim condensed consolidated financial statements have been prepared on a going concern basis.

Application of new and revised International Financial Reporting Standards (“IFRSs”)
New and revised IFRSs, and interpretations mandatory for the first time for the financial year beginning January 1, 2019 are listed below. With the exception of IFRS 16, the adoption did not have any effect on the financial statements:

o	IFRS 16 Leases
o	Amendments to IFRS 9 Prepayment Features with Negative Compensation
o	Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures
o	Annual Improvements to IFRS Standards 2015-2017 Cycle, Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs
o	Amendments to IAS 19 Employee Benefits, Plan Amendments, Curtailments or Settlements
o	IFRS 10 Consolidated Financial Statements and IAS 28 (amendments), Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
o	IFRIC 23 Uncertainty over Income Tax Treatments

Adoption of IFRS 16 Leases
Effective from January 1, 2019, the Company adopted the new accounting standard IFRS 16 Leases using the modified retrospective method. The Company recognized an initial $1.5 million lease liability and a corresponding right-of-use lease asset to comply with the new lease standard. There was no transition effect on the opening balance of equity, and the comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The effects of the change in the accounting standard from IAS 17 Leases to IFRS 16 Leases is described in further detail in DHT's Annual Report on Form 20-F for 2018.

As of July 1, 2019, the Company recognized an increase of $1.6 million in the lease liability and a corresponding right-of-use lease asset related to a new contract that fall within the definition of a lease in accordance with IFRS 16.
Amounts recognized in the condensed consolidated statement of financial position as of September 30, 2019 after the adoption of IFRS 16 Leases, including additions in 2019, were as follows:

Amounts recognized in the consolidated statement of financial position

$ in thousands	September 30, 2019
Lease liability (Other non-current liabilities)	2,194
Lease liability (Other current liabilities)	565
Right-of-use asset (Other property, plant and equipment)	2,732